Investment Objectives and Goals - YieldMax(R) Top Ten ETFs	Feb. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Top Ten ETFs – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income.